Property and Equipment	12 Months Ended
Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Property and Equipment
12.	PROPERTY AND EQUIPMENT

For the year ended December 31, 2018:

In thousands of U.S. Dollars	Furniture and Fixtures	Computer Equipment	Building	Total
Cost
Balance – January 1, 2018	12,497	26,155	23,928	62,580
Additions	11,283	22,669	—	33,952
Additions through business combinations	24,582	1,642	—	26,224
Disposals	(338)	(26)	—	(364)
Impairment	(1,521)	—	—	(1,521)
Translation	(870)	(634)	(1,991)	(3,495)
Balance – December 31, 2018	45,633	49,806	21,937	117,376

Accumulated depreciation
Balance – January 1, 2018	5,324	9,402	3,017	17,743
Depreciation	7,682	7,960	991	16,633
Disposals	(57)	(12)	—	(69)
Impairment	(954)	—	—	(954)
Translation	(528)	(246)	(372)	(1,146)
Balance – December 31, 2018	11,467	17,104	3,636	32,207

Net carrying amount
Balance – January 1, 2018	7,173	16,753	20,911	44,837
At December 31, 2018	34,166	32,702	18,301	85,169

For the year ended December 31, 2017:

In thousands of U.S. Dollars	Revenue- Producing Assets	Furniture and Fixtures	Computer Equipment	Building	Total
Cost
Balance – January 1, 2017	84	9,356	18,627	21,605	49,672
Additions	—	2,724	8,273	—	10,997
Disposals	(84)	(571)	(1,251)	—	(1,906)
Translation	—	988	506	2,323	3,817
Balance – December 31, 2017	—	12,497	26,155	23,928	62,580

Accumulated depreciation
Balance – January 1, 2017	24	2,017	5,239	1,592	8,872
Depreciation	—	3,198	4,764	963	8,925
Disposals	(24)	(301)	(860)	—	(1,185)
Translation	—	410	259	462	1,131
Balance – December 31, 2017	—	5,324	9,402	3,017	17,743

Net carrying amount
At January 1, 2017	60	7,339	13,388	20,013	40,800
At December 31 2017	—	7,173	16,753	20,911	44,837